Summary of Significant Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jan. 01, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($) shares	Jan. 01, 2019 CNY (¥)	Dec. 31, 2017 CNY (¥)
Summary Of Significant Accounting Policies [Line Items]
Exchange rates used for translation		6.5249	6.9762		6.5249
Convenience translation rate		6.5250			6.5250
Restricted cash		¥ 3,484,227	¥ 3,686,203		$ 533,981
Disposed equity method investments			20,000
Gain on disposed equity method investments			10,621
Disposed non marketable equity securities		2,460	1,508
Loss on disposed non marketable equity securities			¥ 7
Acquired of equity interest			10.00%
Impairment of long-lived assets			¥ 4,600
Gain from quality assurance fund			98,400	¥ 510,900
Cumulative effect of initially applying the revenue standard on retained earnings		¥ 8,430,330	¥ 8,011,480	5,985,738	$ 1,292,005		¥ 3,682,188
Operating revenues				4,218,946
Percentage on statutory reserve contribution from net profit		50.00%
Treasury stock, common shares | shares		144,906,570	20,634,265		144,906,570
Appropriations to the general reserve		¥ 140,860	¥ 61,192	200,916
Operating lease right of use asset		54,968	95,786	127,066	$ 8,424	¥ 127,066
Operating lease liability		43,296	85,143	118,420		¥ 118,420
Cumulative effect on retained earnings		2,651,918	1,966,611		406,424
Cumulative affect of accounting change	¥ 883,000
Revenue, Remaining Performance Obligation, Amount	1,873,254	1,259,396			193,011
Expected Credit Losses For Quality Assurance Commitment	3,593,021	2,390,501			$ 366,360
Cumulative Effect, Period of Adoption, Adjustment [Member]
Summary Of Significant Accounting Policies [Line Items]
Cumulative effect on retained earnings		(882,964)		176,494
Non-marketable Equity Method Investments [Member]
Summary Of Significant Accounting Policies [Line Items]
Equity method investment impairment		33,660
Guarantee and Quality Assurance Fund [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash		24,409,260	21,794,353
Accounting Standards Update 2016-13 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Summary Of Significant Accounting Policies [Line Items]
Cumulative effect on retained earnings	¥ 882,964
Grants [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating revenues		74,104	62,517	53,739
Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating revenues				511,077
Difference between Revenue Guidance in Effect before and after Topic 606 [Member] | Revision of Prior Period, Error Correction, Adjustment [Member]
Summary Of Significant Accounting Policies [Line Items]
Cumulative effect of initially applying the revenue standard on retained earnings		176,500
Other Income [Member]
Summary Of Significant Accounting Policies [Line Items]
Realized and unrealized gain on short-term investments		33,189	52,863	96,061
Selling and Marketing Expense [Member]
Summary Of Significant Accounting Policies [Line Items]
Advertising and online marketing expenses		¥ 470,243	¥ 710,203	¥ 702,508
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Statutory reserve contribution percentage on net profit		10.00%
Beijing Prosper Investment Consulting Co., Ltd [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage to pay service fees by VIE's		100.00%